HARTFORD SEries FUND, INC.

On behalf of Hartford Disciplined Equity HLS Fund and Hartford Dividend and Growth HLS Fund (each a “Fund” and collectively, the “Funds”), each a series of Hartford Series Fund, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Securities Act”), attached for filing are exhibits containing information in interactive data format, which relate to the prospectus supplement for Class IA and Class IB shares of the Funds, dated September 21, 2020.  The prospectus supplement was filed with the U.S. Securities and Exchange Commission on September 21, 2020 pursuant to Rule 497(e) under the Securities Act (Accession No. 0001104659-20-107037) and is incorporated by reference into this filing.

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document